Accounting principles and scope of consolidation (Policies)	6 Months Ended
Jun. 30, 2022
Disclosure Of Accounting Policy [Abstract]
Basis of preparation and accounting principles
2.1 Basis of preparation and accounting principles
These unaudited three-month and
six-month
interim condensed consolidated financial statements (the “condensed consolidated financial statements”) are prepared in accordance with International Accounting Standard (“IAS”) 34
Interim Financial Reporting
as issued by the International Accounting Standards Board (the “IASB”).

Accounting policies
Accounting policies
Accounting policies used in the preparation and presentation of these unaudited condensed consolidated financial statements are consistent with those used in the consolidated financial statements for the year ended December 31, 2021 (the “annual financial statements”), which should be read in conjunction with these unaudited condensed consolidated financial statements as they provide an update of previously reported information.

Operating income other than revenue
Operating income other than revenue
Revenue includes royalty and milestone income from the
out-licensing
of intellectual property when ObsEva retains an interest in the intellectual property through a license. Royalty income earned through a license is recognized when the underlying sales have occurred. Milestone income is recognized at the point in time when it is highly probable that the relevant milestone event criteria are met, and the risk of reversal of revenue recognition is remote.

Going concern
Going concern
The Company has incurred recurring losses since inception, including net losses of USD 44.6 million for the six-month
period ended June 30, 2022. As of June 30, 2022, the Company had accumulated losses of USD 512.2 million, of which USD 30.6 million were offset with share premium. The Company expects to continue to generate operating losses for the foreseeable future. As of June 30, 2022, the Company had cash and cash equivalents of USD 45.1 million, of which USD 31.0 million is restricted. These unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. To date, the Company has funded its operations through equity and debt offerings and through payments from licensors. The Company believes that its current cash and cash equivalents, after taking into account our planned corporate restructuring actions, including a mass dismissal process pursuant to Swiss law, are sufficient to fund its operating expenses into the fourth quarter of 2022 and this raises substantial doubt about the Company’s ability to continue as a going concern. These factors individually and collectively indicate that a material uncertainty exists that may cast significant doubt about the Company’s ability to continue as a going concern within one year from the date of the issuance of these unaudited condensed consolidated financial statements. The future viability of the Company is dependent on its ability to implement a successful corporate reorganization and to raise additional capital to finance its future operations. The Company may receive future milestone payments from licensors but that is dependent on achieving certain regulatory or commercial milestones that may never happen. The Company may seek additional funding through its public or private financings, debt financing or collaboration agreements. The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to currently outstanding common shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to shareholders. The inability to obtain funding, as and when needed, would have a negative impact on the Company’s operations, financial condition and ability to pursue its business strategies. If the Company is unable to obtain the required funding to run its operations and to develop and commercialize its product candidates, the Company could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Management continues to explore all potential options to obtain additional funding. However, there is no assurance that the Company will be successful in raising funds, obtaining sufficient funding on terms acceptable to the Company, or if at all, which could have a material adverse effect on the Group’s business, results of operations and financial conditions.

Use of estimates and assumptions
2.2 Use of estimates and assumptions
The preparation of unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities and disclosure of contingent liabilities at the date of the interim financial statements. The Company bases the estimates on historical experience and on various other assumptions that the Company believes are reasonable, the results of which form the basis for making judgments about the carrying value of assets, liabilities and equity and the amount of revenues and expenses. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of the unaudited condensed consolidated financial statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate during the period in which the circumstances change.

Scope of consolidation
2.3 Scope of consolidation
The Company consolidates the financial operations of its four fully-owned subsidiaries, ObsEva Ireland Ltd, which is registered in Cork, Ireland and organized under the laws of Ireland, ObsEva Europe B.V., which is registered and organized under the laws of Netherlands, ObsEva Switzerland SA, which is registered and organized under the laws of Switzerland, and ObsEva USA Inc., which is registered and organized under the laws of Delaware, USA. ObsEva Ireland Ltd, ObsEva Europe B.V., and ObsEva Switzerland SA had no operations and no results of operations to report as of June 30, 2022 and 2021.